NORTHERN LIGHTS FUND TRUST

December 21, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Northern Lights Fund Trust – Astor Long/Short ETF Fund

Autopilot Managed Growth Fund

Changing Parameters Fund

Generations Multi-Strategy Fund

GMG Defensive Beta Fund

Winans Long/Short Fund

Post Effective Amendment No. 186 to the Registration Statement on Form N-1A

(File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Astor Long/Short ETF Fund, Autopilot Managed Growth Fund, Changing Parameters Fund, Generations Multi-Strategy Fund, GMG Defensive Beta Fund and Winans Long/Short Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of Prospectuses and Statements of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 186 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on November 30, 2010 (SEC Accession No 0000910472-10-001247).

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (513) 352-6725 or to me at (631) 470-2600.

Very truly yours,

/s/ Emile R. Molineaux

                                                                                             Emile R. Molineaux

Secretary

cc:   JoAnn M. Strasser, Esq.